Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
TCJA, Tax benefit to Current tax expense			$ 3,372,000
TCJA, Tax benefit to deferred tax expense			$ 466,000
Income taxes payable	$ 384,000	$ 458,000
Income tax rate	21.00%	21.00%	35.00%
Remaining minimum tax credit carryforward, cash benefit			$ 2,054,000
Net change in total state valuation allowance	$ (1,032,000)	$ 3,814,000
Valuation allowance for deferred tax assets	22,902,000	23,934,000
Undistributed earnings of subsidiaries	23,811,000
Deferred tax liabilities foreign withholding taxes	1,191,000	882,000
Current income tax expense (benefit) related to current period earnings	180,000
Tax benefit prior year earnings repatriated	(170,000)
Unrecognized tax benefits	4,450,000	3,207,000	$ 2,067,000
Income tax penalties and interest expense	334,000	411,000
Expect to decrease in unrecognized tax benefits in next twelve months	970,000
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carry forwards	831,791,000
Amounts of credits available to offset income tax	135,000
Valuation allowance for deferred tax assets	0	0
Net change in total state valuation allowance	0	$ 0
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss carry forwards	48,135,000
Amounts of credits available to offset income tax	$ 153,000
Earliest Tax Year [Member] | Foreign Tax Authority
Income Tax [Line Items]
Operating loss carryforwards expiration start year	2020
Latest Tax Year [Member] | Foreign Tax Authority
Income Tax [Line Items]
Operating loss carryforwards expiration start year	2028
US [Member]
Income Tax [Line Items]
Net operating loss carry forwards	$ 244,121,000
Amounts of credits available to offset income tax	$ 2,745,000
US [Member] | Earliest Tax Year [Member]
Income Tax [Line Items]
Operating loss carryforwards expiration start year	2026
US [Member] | Latest Tax Year [Member]
Income Tax [Line Items]
Operating loss carryforwards expiration start year	2037
Internal Revenue Service IRS [Member]
Income Tax [Line Items]
Net operating loss carry forwards	$ 47,358,000